FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

6. FAIR VALUE MEASUREMENTS

The fair value of assets and liabilities as of December 31, 2019 and 2020, including those measured at fair value on a recurring basis, consisted of the following:

	As of December 31, 2019				As of December 31, 2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Total
	RUB	RUB	RUB	RUB	RUB	RUB	RUB	RUB	$
Assets:
Derivative contracts (Note 5)	—	14	—	14	—	—	—	—	—
Restricted cash (Note 4)	38	—	—	38	48	—	—	48	0.6
Loans to employees (Note 4)	—	3,804	—	3,804	—	5,131	—	5,131	69.5
Loans granted (Note 4)	—	365	—	365	—	546	—	546	7.3
	38	4,183	—	4,221	48	5,677	—	5,725	77.4
Liabilities:
Convertible debt (Note 13)	—	—	—	—	—	119,739	—	119,739	1,620.8
Derivative contracts (Note 5)	—	1	—	1	—	—	—	—	—
Redeemable noncontrolling interests (Note 15)	—	—	14,246	14,246	—	—	3,167	3,167	42.9
	—	1	14,246	14,247	—	119,739	3,167	122,906	1,663.7

There were no transfers of financial assets and liabilities between the levels of the fair value hierarchy during the years ended December 31, 2018, 2019 and 2020.

The total gains attributable to bank deposits and investments in money market funds amounted to RUB 2,897, RUB 2,755 and RUB 3,279 ($44.4) in 2018, 2019 and 2020, respectively. Such amounts are included in interest income in the consolidated statements of income.

The Company measures at fair value non-financial assets and liabilities recognized as a result of business combinations (Note 3).